Accounting Policies	12 Months Ended
Apr. 30, 2018
Accounting Policies [Abstract]
Accounting Policies

NOTE 1	ACCOUNTING POLICIES
Principles of Consolidation: The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and its majority-owned investments, if any. Intercompany transactions and accounts are eliminated in consolidation.
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires that we make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in these consolidated financial statements include: estimates of future cash flows associated with assets, potential asset impairments, useful lives and residual values of long-lived assets used in determining depreciation and amortization, net realizable value of inventories, accruals for trade marketing and merchandising programs, income taxes, and the determination of discount and other assumptions for defined benefit pension and other postretirement benefit expenses. Actual results could differ from these estimates.
Cash and Cash Equivalents: We consider all short-term, highly-liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Revenue Recognition: We recognize revenue when all of the following criteria have been met: a valid customer order with a determinable price has been received; title and risk of loss have transferred to the customer; there is no further significant obligation to assist in the resale of the product; and collectibility is reasonably assured. Our products are shipped with FOB destination terms, with the exception of certain export customers and those customers who elect to pick up.
Trade marketing and merchandising program costs are classified as a reduction of sales. A provision for estimated returns and allowances is recognized as a reduction of sales at the time revenue is recognized.
Trade Marketing and Merchandising Programs: In order to support our products, various promotional activities are conducted through retail trade, distributors, or directly with consumers, including in-store display and product placement programs, feature price discounts, coupons, and other similar activities. We regularly review and revise, when we deem necessary, estimates of costs for these promotional programs based on estimates of what will be redeemed by retail trade, distributors, or consumers. These estimates are made using various techniques, including historical data on performance of similar promotional programs. Differences between estimated expenditures and actual performance are recognized as a change in estimate in a subsequent period. During 2018, 2017, and 2016, subsequent period adjustments approximated less than 2 percent of both consolidated pre-tax income and cash provided by operating activities. Total promotional expenditures, including amounts classified as a reduction of sales, represented 35 percent, 33 percent, and 31 percent of net sales in 2018, 2017, and 2016, respectively. The possibility exists that reported results could be different if factors such as the level and success of the promotional programs or other conditions differ from expectations.
Shipping and Handling Costs: Transportation costs included in cost of products sold relate to the costs incurred to ship our products. Distribution costs are included in selling, distribution, and administrative (“SD&A”) expenses and relate to the warehousing costs incurred to store our products. Total distribution costs recorded within SD&A were $245.4, $252.9, and $236.1 in 2018, 2017, and 2016, respectively.
Advertising Expense: Advertising costs are expensed as incurred. Advertising expense was $194.2, $169.8, and $170.3 in 2018, 2017, and 2016, respectively.
Research and Development Costs: Research and development (“R&D”) costs are expensed as incurred and are included in SD&A in the Statements of Consolidated Income. R&D costs include expenditures for new product and manufacturing process innovation, which are comprised primarily of internal salaries and wages, consulting, and other supplies attributable to time spent on R&D activities. Other costs include the depreciation and maintenance of research facilities. Total R&D expense was $56.0, $58.1, and $58.8 in 2018, 2017, and
2016, respectively.
Share-Based Payments: Share-based compensation expense, excluding stock options, is recognized on a straight-line basis over the requisite service period, which includes a one-year performance period plus the defined forfeiture period, which is typically four years of service or the attainment of a defined age and years of service. Compensation expense related to stock options is recognized ratably over the service period for each vesting tranche from the grant date through the end of the requisite service period if it is probable that the performance criteria will be met. The stock options vest over a period of one to three years, dependent on continued service of the option holder, as well as the achievement of the performance objectives established on the grant date.
The following table summarizes amounts related to share-based payments.

	Year Ended April 30,
	2018	2017		2016
Share-based compensation expense included in SD&A	$13.7	$22.3		$26.3
Share-based compensation expense (benefit) included in other special project costs	1.7	(0.3)	(A)	8.3
Total share-based compensation expense	$15.4	$22.0		$34.6
Related income tax benefit	$4.6	$7.2		$10.2

(A)
During 2017, we concluded that a portion of the performance objectives were unachievable, and therefore reversed the life-to-date compensation cost recognized. For additional information, see Note 12: Share-Based Payments.

As of April 30, 2018, total unrecognized share-based compensation cost related to nonvested share-based awards was $42.6. The weighted-average period over which this amount is expected to be recognized is 3.4 years.
Prior to adoption of Accounting Standards Update (“ASU”) 2016-09, Stock Compensation (Topic 718) Improvements to Employee Share-Based Payment Accounting, realized excess tax benefits were presented in the Statements of Consolidated Cash Flows as a financing activity and were credited to additional capital in the Consolidated Balance Sheets. Realized shortfall tax benefits, amounts which are less than those previously recognized in earnings, were first offset against the cumulative balance of excess tax benefits, if any, and then charged directly to income tax expense. Upon adoption of ASU 2016-09, realized excess tax benefits are presented in the Statements of Consolidated Cash Flows as an operating activity and are recognized within income taxes in the Statements of Consolidated Income. For 2018, 2017, and 2016, the excess tax benefits realized upon exercise or vesting of share-based compensation were $1.5, $3.3, and $2.7, respectively. For further discussion on share-based compensation expense, see Note 12: Share-Based Payments.
Defined Contribution Plans: We offer employee savings plans for domestic and Canadian employees. Our contributions under these plans are based on a specified percentage of employee contributions. Charges to operations for these plans in 2018, 2017, and 2016 were $36.3, $31.9, and $25.9, respectively. For information on our defined benefit plans, see Note 9: Pensions and Other Postretirement Benefits.
Income Taxes: We account for income taxes using the liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the applicable tax rate is recognized in income or expense in the period that the change is enacted. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A tax benefit is recognized when it is more likely than not to be sustained.
We account for the financial statement recognition and measurement criteria of a tax position taken or expected to be taken in a tax return under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, Income Taxes. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and disclosure. In accordance with the requirements of ASC 740, uncertain tax positions have been classified in the Consolidated Balance Sheets as noncurrent, except to the extent payment is expected within one year. We recognize net interest and penalties related to unrecognized tax benefits in income tax expense.

On December 22, 2017, the U.S. government enacted “An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018” (the “Act”), which is commonly referred to as “The Tax Cuts and Jobs Act.” The Act provides for comprehensive tax legislation that reduces the U.S. federal statutory corporate tax rate from 35.0 percent to 21.0 percent effective January 1, 2018, broadens the U.S. federal income tax base, requires companies to pay a one-time repatriation tax on earnings of certain foreign subsidiaries that were previously tax deferred, and introduces new taxes on certain foreign-sourced earnings. The provisional effect of the rate reduction and other pronouncements of the Act on our deferred tax asset and liability, and current and noncurrent tax payable balances have been accounted for in our 2018 financial statements, in accordance with recently issued
ASU 2018-05, Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118, which allows a measurement period of up to one year after the enactment date to finalize our initial accounting for the impacts of the Act. For additional information, see Note 13: Income Taxes.
Trade Receivables: In the normal course of business, we extend credit to customers. Trade receivables, less allowances, reflects the net realizable value of receivables and approximates fair value. We evaluate our trade receivables and establish an allowance for doubtful accounts based on a combination of factors. When aware that a specific customer has been impacted by circumstances such as bankruptcy filings or deterioration in the customer’s operating results or financial position, potentially making it unable to meet its financial obligations, we record a specific reserve for bad debt to reduce the related receivable to the amount we reasonably believe is collectible. We also record reserves for bad debt for all other customers based on a variety of factors, including the length of time the receivables are past due, historical collection experience, and an evaluation of current and projected economic conditions at the balance sheet date. Trade receivables are charged off against the allowance after we determine that the potential for recovery is remote. At April 30, 2018 and 2017, the allowance for doubtful accounts was $1.1 and $1.6, respectively. We believe there is no concentration of risk with any single customer whose failure or nonperformance would materially affect results other than as discussed in Note 5: Reportable Segments.
Inventories: Inventories are stated at the lower of cost or market, with market being defined as net realizable value, less costs to sell. Cost for all inventories is determined using the first-in, first-out method applied on a consistent basis.

The cost of finished products and work-in-process inventory includes materials, direct labor, and overhead. Work-in-process is included in finished products in the Consolidated Balance Sheets and was $80.9 and $72.2 at April 30, 2018 and 2017, respectively.
Derivative Financial Instruments: We account for derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging, which requires all derivative instruments to be recognized in the financial statements and measured at fair value, regardless of the purpose or intent for holding them.
We do not qualify commodity derivatives or instruments used to manage foreign currency exchange exposures for hedge accounting treatment and, as a result, the derivative gains and losses are immediately recognized in earnings. Although we do not perform the assessments required to achieve hedge accounting for derivative positions, we believe all of our derivatives are economic hedges of our risk exposure. The exposures hedged have a high inverse correlation to price changes of the derivative instrument. Thus, we would expect that over time any gain or loss in the estimated fair value of the derivatives would generally be offset by an increase or decrease in the estimated fair value of the underlying exposures.
We utilize derivative instruments to manage changes in the fair value and cash flows of our debt. Interest rate contracts mitigate the risk associated with the underlying hedged item. At the inception of the contract, the instrument is evaluated and documented for hedge accounting treatment. If the contract is designated as a cash flow hedge, the mark-to-market gains or losses on the contract are deferred and included as a component of accumulated other comprehensive income (loss), and reclassified to interest expense in the period during which the hedged transaction affects earnings. If the contract is designated as a fair value hedge, the contract is recognized at fair value on the balance sheet, and changes in the fair value are recognized in interest expense. Generally, changes in the fair value of the contract are equal to changes in the fair value of the underlying debt and have no net impact on earnings.
Property, Plant, and Equipment: Property, plant, and equipment is recognized at cost and is depreciated on a straight-line basis over the estimated useful life of the asset (3 to 20 years for machinery and equipment, 1 to 7 years for capitalized software costs, and
5 to 40 years for buildings, fixtures, and improvements).
We lease certain land, buildings, and equipment for varying periods of time, with renewal options. Rent expense in 2018, 2017, and 2016 totaled $95.2, $101.0, and $92.5, respectively. As of April 30, 2018, our minimum operating lease obligations were as follows: $42.8 in 2019, $37.5 in 2020, $33.3 in 2021, $29.9 in 2022, and $29.1 in 2023.
In accordance with FASB ASC 360, Property, Plant, and Equipment, long-lived assets, other than goodwill and other indefinite-lived intangible assets, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net undiscounted cash flows we estimate to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds their estimated fair value. Assets to be disposed of by sale are recognized as held for sale at the lower of carrying value or fair value less costs to sell.
Goodwill and Other Intangible Assets: Goodwill is the excess of the purchase price paid over the estimated fair value of the net assets of a business acquired. In accordance with FASB ASC 350, Intangibles – Goodwill and Other, goodwill and other indefinite-lived intangible assets are not amortized but are reviewed at least annually for impairment. We conduct our annual test for impairment of goodwill and other indefinite-lived intangible assets as of February 1 of each year. As of the current year annual impairment test date, we had seven reporting units. A discounted cash flow valuation technique was utilized to estimate the fair value of our reporting units and indefinite-lived intangible assets. We also used a market-based approach to estimate the fair value of our reporting units. The discount rates utilized in the cash flow analyses were developed using a weighted-average cost of capital methodology. In addition to the annual test, we test for impairment if events or circumstances occur that would more likely than not reduce the fair value of a reporting unit or an indefinite-lived intangible asset below its carrying amount. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives, which are evaluated on an annual basis. For additional information, see Note 7: Goodwill and Other Intangible Assets.
Marketable Securities and Other Investments: We maintain funds for the payment of benefits associated with nonqualified retirement plans. These funds include investments considered to be available-for-sale marketable securities. At April 30, 2018 and 2017, the fair value of these investments was $45.8 and $47.3, respectively, and was included in other noncurrent assets in the Consolidated Balance Sheets. Included in accumulated other comprehensive income (loss) at April 30, 2018 and 2017, were unrealized pre-tax gains of $4.7 and $6.3, respectively.
Equity Method Investments: Investments in common stock of entities other than our consolidated subsidiaries are accounted for under the equity method in accordance with FASB ASC 323, Investments – Equity Method and Joint Ventures. Under the equity method, the initial investment is recorded at cost and the investment is subsequently adjusted for its proportionate share of earnings or losses, including consideration of basis differences resulting from the difference between the initial carrying amount of the investment and the underlying equity in net assets. The difference between the carrying amount of the investment and the underlying equity in net assets is primarily attributable to goodwill and other intangible assets.
During 2017, we sold our 25 percent equity interest in Guilin Seamild Biologic Technology Development Co., Ltd. (“Seamild”), a privately-owned manufacturer and marketer of oats products in China. We received proceeds from the sale of $40.6, net of transaction costs, and recognized a pre-tax gain of $3.8 during 2017. The initial investment in Seamild was in 2012 for $35.9 and was included in other noncurrent assets in the Consolidated Balance Sheets. The investment in Seamild did not have a material impact on International and Away From Home or the consolidated financial statements for the year ended April 30, 2017.
Additionally, we have a 20 percent equity interest in Mountain Country Foods, LLC, and a 44 percent equity interest in Numi, Inc. The carrying amount of these investments is included in other noncurrent assets in the Consolidated Balance Sheets. The investments did not have a material impact on the consolidated financial statements or the respective reportable segment to which they relate for the years ended April 30, 2018 and 2017.
Foreign Currency Translation: Assets and liabilities of foreign subsidiaries are translated using the exchange rates in effect at the balance sheet dates, while income and expenses are translated using average rates throughout the periods. Translation adjustments are reported as a component of shareholders’ equity in accumulated other comprehensive income (loss). Included in accumulated other comprehensive income (loss) at April 30, 2018 and 2017, were foreign currency losses of $16.4 and $43.0, respectively.
Recently Issued Accounting Standards: In March 2018, the FASB issued ASU 2018-05, Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118, which amends FASB ASC 740 to add the Securities and Exchange Commission’s (“SEC”) guidance in Staff Accounting Bulletin (“SAB”) 118 concerning the application of U.S. GAAP when preparing the initial accounting for the income tax effects of the Act, which was enacted on December 22, 2017. SAB 118 addresses the specific situation in which the initial accounting for certain income tax effects of the Act will not be complete at the time that financial statements are issued covering the reporting period that includes the enactment date, specifically allowing a measurement period of up to one year after the enactment date to finalize our initial accounting for the impacts of the Act. For additional information, see Note 13: Income Taxes.
In February 2018, the FASB issued ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows a reclassification of the income tax effects of the enactment of the Act on items that are stranded in accumulated other comprehensive income to retained earnings. This standard also requires certain disclosures about stranded tax effects. This ASU, however, does not change the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations. ASU 2018-02 is effective for us on May 1, 2019, but we have elected to early adopt as of February 1, 2018, as permitted, so that the tax effects of items within accumulated other comprehensive income are reflected at the appropriate tax rate. Early adoption of this ASU had an overall immaterial impact on our financial statements and disclosures. For additional information, see Note 13: Income Taxes.
In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815) Targeted Improvements to Accounting for Hedging Activities, which simplifies the application of hedge accounting and enables companies to better portray the economics of their risk management activities in their financial statements. ASU 2017-12 is effective for us on May 1, 2019, but we have elected to early adopt during the second quarter of 2018, as permitted. Early adoption of this ASU had an overall immaterial impact on our financial statements and disclosures. For additional information, see Note 10: Derivative Financial Instruments.
In March 2017, the FASB issued ASU 2017-07, Compensation – Retirement Benefits (Topic 715) Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which requires the service cost component of the net periodic pension cost to be presented separately from the other components of the net periodic pension cost in the income statement. Additionally, only the service cost component of the net periodic pension cost will be eligible for capitalization. ASU 2017-07 will be effective for us on May 1, 2018. The change in presentation of service cost must be applied retrospectively, while the capitalization of service cost must be applied on a prospective basis. We do not anticipate that the adoption of this ASU will have a material impact on our financial statements and disclosures.
In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment, which eliminates Step 2 from the goodwill impairment test and requires an impairment charge to be recorded based on the excess of a reporting unit’s carrying value over its fair value. ASU 2017-04 is effective for us on May 1, 2020, but we have elected to early adopt on a prospective basis during 2018, as permitted.
In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740) Intra-Entity Transfers of Assets Other Than Inventory, which requires the recognition of the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs rather than deferring such recognition until the asset is sold to an outside party. ASU 2016-16 is effective for us on May 1, 2018, and it will require adoption on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. We do not anticipate that the adoption of this ASU will have a material impact on our financial statements and disclosures.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments, which will make changes to how certain cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 will be effective for us on May 1, 2018, and it will require adoption on a retrospective basis. We do not anticipate that the adoption of this ASU will have a material impact on the presentation of our financial statements and disclosures.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which will require lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. ASU 2016-02 will be effective for us on May 1, 2019, with the option to early adopt at any time prior to the effective date. It requires a modified retrospective application for leases existing at, or entered into after, the beginning of the earliest comparative period presented and may exclude any leases that expired before the date of initial application. However, the FASB has recently proposed guidance that would allow adoption of the standard as of the effective date without restating prior periods. We are currently compiling an inventory of our lease arrangements in order to determine the impact the new guidance will have on our financial statements and disclosures. We have selected new lease accounting software in preparation for the standard’s additional reporting requirements and will begin implementation during the first quarter of 2019. Based on our assessment to date, we expect that the adoption of ASU 2016-02 will result in a significant increase in lease-related assets and liabilities recognized in our Consolidated Balance Sheets, but we are unable to quantify the impact at this time.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The core principle of the new guidance is that an entity must recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. It requires additional disclosures to enable users to understand the nature, amount, timing, and uncertainty of revenue and cash flows relating to customer contracts. ASU 2014-09 requires either full retrospective application to each prior reporting period presented or modified retrospective application with the cumulative effect of initially applying the standard recognized at the date of adoption. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606) Deferral of the Effective Date, which extends the standard’s effective date by one year. As a result of this issuance, the standard will be effective for us on May 1, 2018. Our implementation of the standard is complete, with the exception of evaluating the newly acquired Ainsworth Pet Nutrition, LLC (“Ainsworth”) business. With the involvement of a cross-functional team, we performed a detailed review of the new guidance as compared to our current policies to identify any potential accounting differences. We then reviewed contracts from each of our significant revenue streams to determine the validity of our initial conclusions. We have not identified any accounting changes that will materially impact our financial statements, and therefore we intend to utilize the modified retrospective transition method.
Risks and Uncertainties: The raw materials we use are primarily commodities, agricultural-based products, and packaging materials. The principal packaging materials we use are plastic, glass, metal cans, caps, carton board, and corrugate. Green coffee, peanuts, oils and fats, protein meals, sweeteners, grains, fruit, and other ingredients are obtained from various suppliers. The availability, quality, and cost of many of these commodities have fluctuated, and may continue to fluctuate over time. Green coffee is sourced solely from foreign countries, and its supply and price are subject to high volatility due to factors such as weather, global supply and demand, plant disease, investor speculation, and political and economic conditions in the source countries. Raw materials are generally available from numerous sources, although we have elected to source certain plastic packaging materials and finished goods, such as our Pup-Peroni® dog snacks, from single sources of supply pursuant to long-term contracts. While availability may vary from year to year, we believe that we will continue to be able to obtain adequate supplies and that alternatives to single-sourced materials are available. We have not historically encountered significant shortages of key raw materials. We consider our relationships with key material suppliers to be in good standing.
We have consolidated our production capacity for certain products, including substantially all of our coffee, Milk-Bone® dog snacks, fruit spreads, toppings, syrups, and Uncrustables® frozen sandwiches, into single manufacturing sites. Although steps are taken at all of our manufacturing sites to reduce the likelihood of a production disruption, an interruption at a single manufacturing site would result in a reduction or elimination of the availability of some of our products for a period of time.
Of our total employees, 28 percent are covered by union contracts at 10 manufacturing locations. The contracts vary in term, with one contract expiring in 2019, representing less than 1 percent of our total employees.
We insure our business and assets in each country against insurable risks, to the extent that we deem appropriate, based upon an analysis of the relative risks and costs.